Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Cash Flows Provided by (Used in) Operating Activities
Net Income		$ 1,750	$ 2,330	$ 6,869	$ 6,430
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(53)	(49)	(224)	(173)
Depreciation of premises and equipment		253	252	752	750
Depreciation of other assets		2	3	5	10
Amortization and impairment of intangible assets		303	279	905	864
Net loss on divestitures (Note 13)		1,087	0	1,104	0
Provision for credit losses (Note 3)		722	797	2,207	2,862
Deferred taxes		(322)	(77)	(437)	159
Share of (profit) in associates and joint ventures		(51)	(45)	(129)	(92)
Changes in operating assets and liabilities:
Trading securities		7,728	(503)	(12,332)	(5,873)
Derivative assets		(2,248)	5,813	(1,799)	5,031
Derivative liabilities		1,771	(6,464)	2,205	(8,651)
Current income taxes		183	(683)	290	(513)
Accrued interest receivable and payable		(474)	(498)	(580)	(913)
Insurance-related liabilities		179	(466)	864	102
Brokers, dealers and clients receivable and payable		(1,425)	3,748	3,024	1,532
Other items and accruals, net		269	3,513	(2,913)	814
Deposits		33,835	(5,457)	41,544	(26,862)
Loans		(8,990)	(929)	(21,242)	(2,930)
Securities sold but not yet purchased		(13,080)	(2,155)	(3,899)	16,480
Securities lent or sold under repurchase agreements		(3,846)	7,349	(9,918)	16,378
Securities borrowed or purchased under resale agreements		11,079	(8,416)	20,177	(17,687)
Securitization and structured entities’ liabilities		(1,932)	(2,548)	11,191	9,755
Net Cash Provided by (Used in) Operating Activities		26,740	(4,206)	37,664	(2,527)
Cash Flows (Used in) Financing Activities
Net increase (decrease) in liabilities of subsidiaries		(2,049)	(504)	4,768	(1,219)
Proceeds from issuance of subordinated debt (Note 4)		0	0	0	1,250
Repayment of subordinated debt (Note 4)		(1,000)	(1,250)	(1,025)	(1,250)
Proceeds from issuance of preferred shares, net of issuance costs (Note 6)		0	1,365	0	1,365
Redemption of preferred shares (Note 6)		0	0	(1,250)	(300)
Net proceeds from issuance of common shares (Note 6)		57	27	145	91
Net sale (purchase) of treasury shares		4	(12)	0	3
Common shares repurchased for cancellation (Note 6)		(905)	(877)	(3,133)	(2,013)
Cash dividends and distributions paid		(1,309)	(1,293)	(3,887)	(3,800)
Cash dividends paid to non-controlling interest		0	0	(3)	(3)
Repayment of lease liabilities		(96)	(98)	(275)	(236)
Net Cash (Used in) Financing Activities		(5,298)	(2,642)	(4,660)	(6,112)
Cash Flows Provided by (Used in) Investing Activities
Interest bearing deposits with banks		229	(978)	(357)	(546)
Purchases of securities, other than trading		(26,393)	(12,590)	(64,296)	(47,965)
Maturities of securities, other than trading		7,556	5,639	18,694	31,021
Proceeds from sales of securities, other than trading		6,453	8,221	21,430	21,332
Net purchases of premises and equipment and software		(572)	(405)	(1,432)	(1,230)
Acquisition (Note 13)	[1]	0	0	(48)	0
Net Cash Provided by (Used in) Investing Activities		(12,727)	(113)	(26,009)	2,612
Effect of Exchange Rate Changes on Cash and Cash Equivalents		1,549	186	(393)	(484)
Net increase (decrease) in Cash and Cash Equivalents		10,264	(6,775)	6,602	(6,511)
Cash and Cash Equivalents at Beginning of Period		63,822	65,362	67,484	65,098
Cash and Cash Equivalents at End of Period	[2]	74,086	58,587	74,086	58,587
Net cash provided by operating activities includes:
Interest paid in the period	[3]	10,530	10,856	29,689	32,956
Income taxes paid in the period		553	1,086	1,912	2,392
Interest received in the period		15,298	15,396	44,110	46,316
Dividends received in the period		$ 433	$ 521	$ 1,795	$ 1,884

[1]	This amount is net of $13 million cash and cash equivalents acquired as part of the acquisition of Burgundy Asset Management Ltd. (Burgundy) for the nine months ended July 31, 2026.
[2]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $61 million as at July 31, 2026 ($108 million as at October 31, 2025).
[3]	Includes dividends paid on securities sold but not yet purchased.